Financial Information of the Parent Company - Schedule of Parent Company Statements of Operations and Comprehensive Loss (Details) - Parent [Member] - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Operating costs and expenses:
General and administrative expenses	$ (592,021)	$ (134,141)	$ (384,214)
Other income (expenses):
Other expenses	(87,292)	(730)	(420)
Equity in earnings of subsidiaries	(8,047,985)	(6,446,153)	(7,525,004)
Net loss	(8,727,298)	(6,581,024)	(7,909,638)
Foreign currency translation adjustments	1,260,094	(779,351)	(3,752,143)
Comprehensive loss attributable to the Company	$ (7,467,204)	$ (7,360,375)	$ (11,661,781)